Financial Risks - Summary of Credit Quality of USA's Available-For-Sale (AFS) CMBS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total fair value	€ 10,057	€ 9,080
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial assets [line items]
Total amortized cost	2,836	3,323
Total fair value	2,970	3,427
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	2,836	3,323
Total fair value	2,970	3,427
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	2,013	2,540
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	2,013	2,540
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	600	639
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	600	639
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	138	109
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	138	109
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	34	7
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	34	7
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	51	29
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 51	€ 29